Private Placement	2 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Private Placement [Abstract]
Private Placement
Note 4—Private Placement
The Sponsor has committed to purchase an aggregate of 17,000,000 Private Placement Warrants (or 19,250,000 Private Placement Warrants if the underwriters’ over-allotment is exercised in full) at a price of $1.50 per Private Placement Warrant, for an aggregate purchase price of $25,500,000 (or $28,875,000 if the over-allotment option is exercised in full), from the Company in a private placement that will occur simultaneously with the closing of the Proposed Offering. Each Private Placement Warrant is exercisable for one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7). The proceeds from the sale of the Private Placement Warrants will be added to the net proceeds from the Proposed Offering held in the Trust Account. If the Company does not complete a Business Combination within the Completion Window, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

Note 4—Private Placement
Simultaneously with the closing of the Public Offering, the Sponsor purchased an aggregate of 19,250,000 Private Placement Warrants at a price of $1.50 per Private Placement Warrant, for an aggregate purchase price of $28,875,000. Each Private Placement Warrant is exercisable for one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note
7)
. The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Completion Window, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.